FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 36,287	$ 50,274	$ 10,436		$ 979,634
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 33,949,490	$ 33,058,050		$ 237,987,893		$ 234,604,006